OTHER OPERATING INCOME AND EXPENSES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowances and expenses for assets received in lieu of payment
Provision on assets received in lieu of payment	$ 3,912	$ 9,246	$ 7,803
Expenses for maintenance of assets received in lieu of payment	1,679	2,170	2,397
Subtotal	5,591	11,416	10,200
Credit card expenses	3,070	3,636	4,624
Customer services	2,563	3,734	3,919
Other expenses
Operating charge-offs	1,607	6,146	5,359
Life insurance and general product insurance policies	23,475	18,393	11,225
Additional tax on expenses paid overseas		142	2,651
Provisions for contingencies		4,238	15,230
Retail association payment	912
Other	31,195	21,197	5,521
Subtotal	57,189	50,116	39,986
Total	$ 68,413	$ 68,902	$ 58,729